Document and Entity Information	Oct. 18, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001826600
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	Montauk Renewables, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-39919
Entity Tax Identification Number	85-3189583
Entity Address, Address Line One	5313 Campbells Run Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15205
City Area Code	(412)
Local Phone Number	747-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MNTK
Entity Emerging Growth Company	true
Entity Ex Transition Period	false